10. RELATED PARTY TRANSACTIONS (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
RELATED PARTY TRANSACTIONS

10.	RELATED PARTY TRANSACTIONS

During the periods reflected on this report certain shareholders made cash advances to the Company to help with short-term working capital needs. The total additions to loans from stockholders with unstructured payment plans amounted to $93,206 during 2011 and $34,006 during the year ended December 31, 2012. The total balance due on unstructured loans from shareholders amount to $199,173 at December 31, 2012 and $150,167 at December 31, 2011. Loans from stockholders made with repayment terms are described in Note 5 above.

During the year ended December 31, 2012 the Company’s Chief Executive Officer was issued 1,000,000 shares of convertible preferred stock as a payment for compensation accrued during 2012 and 2011 in the amount of $43,338. He was also issued 1,839,000 shares of common stock as a payment for compensation accrued during 2011 and 2012 in the amount of $108,501. In addition, in December 2012 the Board of Directors authorized the issuance of 8,000,000 shares of common stock to the Chief Executive Officer as payment for compensation accrued during 2011 and 2012 in the amount of $160,000. These shares were issued subsequent to December 31, 2012 and are reflected on the financial statements as issuable common stock.

During the year ended December 31, 2011 the Company’s Chief Executive Officer was issued 1,000,000 shares of convertible preferred stock as a repayment of a loan to the Company in the amount of $64,000. In addition, he was issued 5,000,000 shares of common stock valued at $30,000 as compensation.